Debt - Summary of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 3,768	$ 3,763
1.75% Notes Due November 8, 2016 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	499	498
4.90% Notes Due April 15, 2018 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	202	203
5.00% Notes Due May 15, 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	497	496
3.25% Notes Due November 12, 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	697	696
3.125% Notes Due November 8, 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	997	993
7.00% Debentures Due August 1, 2027 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	168	168
6.70% Debentures Due August 1, 2028 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	167	167
6.00% Notes Due May 15, 2039 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	246	246
5.00% Notes Due November 12, 2040 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 296	$ 296